Income and expenses - Sales and marketing expenses (Detail) - Sales and marketing expenses [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sales and marketing expenses [line items]
Purchase of goods and services	€ (5,960)	€ (9,228)	€ (9,775)
Amortization and depreciation	(1,946)	(1,346)	(725)
Payroll expenses	(36,521)	(42,055)	(35,585)
Other	(209)	(360)	(218)
Total	€ (44,636)	€ (52,989)	€ (46,303)